Retirement Plans - Amounts Recognized in Accumulated Other Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Compensation And Retirement Disclosure [Abstract]
Unrecognized actuarial loss (net of tax, of $2,364 in 2013 and $3,862 in 2012)	$ 4,588	$ 7,496